SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Share capital	$ (5,411)	$ (5,411)
Ordinary shares issued (in shares)	54,110,584	54,110,584
Par value (in dollars per share)	$ 0.10	$ 0.10